UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2016

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (A) — 93.7%

CAYMAN ISLANDS — 6.0%
Battalion CLO, Ser 2014-5A, Cl SUB
0.000%, 04/17/26 (B)(C)	$33,031,000	$7,597,130
Benefit Street Partners CLO IV
0.000%, 07/20/26 (B)(C)	21,676,000	12,734,650
Benefit Street Partners CLO VIII
0.000%, (B)(C)	218,400	18,782,400
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl D
5.635%, 03/31/27 (B)(E)	2,000,000	1,896,400
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl F
7.385%, 03/31/27 (B)(E)	8,300,000	7,196,930
Freidbergmilstein Private Capital Fund
0.000%, 01/15/19 (B)(C)	1,000,000	4,000
Highbridge Loan Management 7-2015, Ser 2015-2015, Cl F
8.047%, 11/15/26 (B)(E)	2,000,000	1,392,820
Hildene CLO, Ser 2014-2A, Cl E
5.720%, 07/19/26 (B)(E)	6,000,000	4,362,600
Peaks CLO, Ser 2014-1A, Cl D
5.122%, 06/15/26 (B)(E)	2,750,000	2,420,000
Venture CDO, Ser 2012-11A, Cl SUB
0.000%, 11/14/22 (B)(C)	12,500,000	3,875,000
Venture XVI CLO, Ser 2014-16A, Cl B2L
5.122%, 04/15/26 (B)(E)	5,000,000	3,087,500
Zais Investment Grade IX, Ser 9A, Cl B
1.471%, 04/27/52 (B)(E)	18,000,000	15,930,000

		79,279,430

IRELAND — 74.5%
ACIS CLO, Ser 2014-5A, Cl E1
7.136%, 11/01/26 (B)(E)	10,500,000	7,297,500
Arrowpoint CLO, Ser 2014-2A, Cl SUB
0.000%, 03/12/26 (B)(C)	11,000,000	4,840,000
Arrowpoint CLO 2014-2, Ser 2014-2A, Cl F
6.132%, 03/12/26 (B)(E)	4,000,000	2,438,800
B&M CLO, Ser 2014-1A, Cl C
4.370%, 04/16/26 (B)(E)	10,000,000	8,203,000
B&M CLO, Ser 2014-1A, Cl D
5.370%, 04/16/26 (B)(E)	8,750,000	6,135,500
B&M CLO, Ser 2014-1A, Cl E
6.370%, 04/16/26 (B)(E)	5,250,000	2,813,475
Battalion CLO, Ser 2012-3A, Cl SUB
0.000%, 01/18/25 (B)(C)	39,200,000	20,348,720
Battalion CLO, Ser 2013-4A, Cl SUB
0.000%, 10/22/25 (B)(C)	31,800,000	7,314,000
Battalion CLO, Ser 2014-7A, Cl D
5.920%, 10/17/26 (B)(E)	6,417,000	4,460,457
Battalion CLO IV, Ser 2013-4A, Cl E
6.371%, 10/22/25 (B)(E)	882,000	481,219
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 10/17/26 (B)(C)	11,375,000	3,640,000
Battalion CLO VIII, Ser 2015-8A, Cl D
6.070%, 04/18/27 (B)(E)	7,750,000	5,891,550
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/27 (B)(C)	25,125,000	16,833,750
Battalion CLO X
0.000% (C)	150,000	15,480,000
Benefit Street Partners CLO, Ser 2012-IA, Cl SUB
0.000%, 10/15/23 (B)(C)	8,650,000	4,930,500
Benefit Street Partners CLO, Ser 2015-IA, Cl DR
7.122%, 10/15/25 (B)(E)	9,444,000	8,003,790
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
0.000% (C)	36,203,000	24,210,756

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2016

Description	Par Value	Fair Value
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
0.000%, 07/18/27 (C)	$36,750,000	$27,529,425
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
0.000%, 07/15/24 (B)(C)	23,450,000	14,773,500
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 01/20/26 (B)(C)	29,994,000	16,196,760
Benefit Street Partners CLO V
0.000%, 10/20/26 (B)(C)	19,200,000	8,736,000
Brentwood CLO, Ser 2006-1A, Cl C
2.216%, 02/01/22 (B)(E)	8,500,000	6,734,805
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.874%, 04/20/22 (B)(E)	7,975,000	6,604,097
Carlyle Global Market Strategies, Ser 2014-3A, Cl SUB
0.000%, 07/27/26 (B)(C)	19,600,000	12,495,000
Carlyle Global Market Strategies CLO 2012-1, Ser 2012-1A, Cl SUB
0.000%, 04/20/22 (B)(C)	1,400,000	531,118
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/26 (B)(C)	13,125,000	10,368,750
Cathedral Lake CLO 2015-3, Ser 2015-3A, Cl D
5.816%, 01/15/26 (B)(E)	9,000,000	8,887,500
Cathedral Lake CLO 2015-3, Ser 2015-3A, Cl E
7.866%, 01/15/26 (B)(E)	8,250,000	7,672,500
Cerberus Onshore II CLO, Ser 2014-1A, Cl E
5.072%, 10/15/23 (B)(E)	22,500,000	21,600,000
CIFC Funding, Ser 2012-2A
0.000%, (B)(C)	163,990	7,215,560
CIFC Funding, Ser 2013-2A
0.000%, (C)	20,000	970,620
CVP Cascade CLO, Ser 2014-2A, Cl D
5.420%, 07/18/26 (B)(E)	5,539,000	3,261,363
CVP Cascade CLO, Ser 2014-2A, Cl E
6.420%, 07/18/26 (B)(E)	8,000,000	4,219,200
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
7.824%, 01/20/27 (B)(E)	9,000,000	7,762,500
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl A1T
2.249%, 09/29/27 (B)(E)	2,000,000	1,976,800
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl D
7.669%, 09/29/27 (B)(E)	19,050,000	15,735,300
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl SUB
0.000%, 09/29/27 (B)(C)	34,362,000	30,582,180
Figueroa CLO, Ser 2013-1
0.000%, 03/21/24 (C)	17,500,000	10,017,000
Figueroa CLO, Ser 2013-2
0.000%, 12/18/25 (B)(C)	13,070,000	8,329,511
Figueroa CLO, Ser 2013-2A, Cl D
5.623%, 12/18/25	4,000,000	2,640,000
Fortress Credit Funding, Ser 2012-5A
5.468%, 08/15/22	10,000,000	9,288,000
Fortress Credit Funding, Ser 2012-5I, Cl E
6.868%, 08/15/22 (E)	19,800,000	18,049,680
Fortress Credit Funding, Ser 2012-6A
6.868%, 08/15/22	8,415,000	6,990,341
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl C
4.167%, 10/15/26 (B)(E)	2,000,000	1,891,800
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl D
5.117%, 10/15/26 (B)(E)	4,000,000	3,635,200
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl F
7.372%, 10/15/26 (B)(E)	9,000,000	7,352,100
Golub Capital Partners CLO, Ser 2015-23A, Cl E
6.371%, 05/05/27 (B)(E)	3,300,000	2,749,494
Grayson CLO, Ser 2006-1A, Cl C
2.166%, 11/01/21 (B)(E)	10,250,000	8,251,250
Great Lakes CLO, Ser 2012-1A, Cl E
6.122%, 01/15/23 (B)(E)	12,897,000	9,543,780

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2016

Description	Par Value	Fair Value
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/23 (B)(C)	$21,336,000	$13,174,980
Great Lakes CLO, Ser 2014-1A, Cl F
6.622%, 04/15/25 (B)(E)	7,750,000	3,913,750
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 04/15/25 (B)(C)	24,200,000	14,943,500
Great Lakes CLO, Ser 2015-1, Cl SUB
0.000%, 07/15/26 (B)(C)	22,855,000	16,398,463
Great Lakes CLO, Ser 2015-1A, Cl E
7.322%, 07/15/26 (B)(E)	15,750,000	10,552,500
Great Lakes CLO, Ser 2015-1A, Cl F
8.122%, 07/15/26 (B)(E)	7,175,000	3,766,875
Halcyon Loan Advisors Funding 2015-2, Ser 2015-2A, Cl E
6.319%, 07/25/27 (B)(E)	7,500,000	5,139,750
Harbourview CLO VII, Ser 2014-7A, Cl E
5.748%, 11/18/26 (B)(E)	7,000,000	4,060,000
Hildene CLO, Ser 2014-2A, Cl D
4.320%, 07/19/26 (B)(E)	4,000,000	3,542,800
ICE EM CLO, Ser 2007-1A, Cl A3
1.708%, 08/15/22 (B)(E)	5,000,000	4,375,000
ICE Global Credit CLO, Ser 2012-1A, Cl C
5.031%, 04/04/23 (B)(E)	1,000,000	944,800
ICE Global Credit CLO, Ser 2012-1A, Cl E
9.281%, 04/04/23 (B)(E)	13,500,000	6,750,000
ICE Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (B)	34,500,000	31,481,250
ICE Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (B)	24,500,000	19,355,000
ICE Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (B)	15,000,000	8,400,000
ICE Global Credit CLO, Ser 2013-1A, Cl INC
0.000%, 04/20/24 (B)(C)	12,500,000	4,000,000
Ivy Hill Middle Market Credit Fund, Ser 7A, Cl SUB
0.000%, 10/20/25 (B)(C)	24,552,000	17,922,960
Jamestown CLO, Ser 2015-7A, Cl D
6.119%, 07/25/27 (B)(E)	6,000,000	4,531,800
Jamestown CLO, Ser 2015-7A, Cl E
7.369%, 07/25/27 (B)(E)	6,000,000	3,990,000
JFIN MM CLO, Ser 2014-1A, Cl C
3.284%, 04/20/25 (B)(E)	3,750,000	3,356,250
JFIN MM CLO, Ser 2014-1A, Cl D
3.974%, 04/20/25 (B)(E)	14,990,000	11,842,100
JFIN MM CLO, Ser 2014-1A, Cl E
7.124%, 04/10/25 (B)(E)	12,500,000	9,000,000
JFIN MM CLO, Ser 2015-2A, Cl E
7.515%, 10/19/26 (B)(E)	15,000,000	12,525,000
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.624%, 01/20/21 (B)(E)	4,000,000	3,940,000
JFIN Revolver CLO 2014, Ser 2014-2A, Cl C
3.368%, 02/20/22 (B)(E)	4,500,000	4,320,000
Kingsland, Ser 2013-6A, Cl E
5.621%, 10/28/24 (B)(E)	2,000,000	1,470,800
KVK CLO, Ser 2012-2A, Cl SUB
0.000%, 02/10/25 (B)(C)	33,573,000	8,728,980
Lockwood Grove CLO, Ser 2014-1A, Cl E
7.179%, 01/25/24 (B)(E)	15,000,000	13,800,000
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/24 (B)(C)	25,988,000	16,892,200
Midocean Credit CLO, Ser 2014-3A, Cl F
6.624%, 07/21/26 (B)(E)	7,250,000	4,568,225
Nelder Grove CLO, Ser 2014-1A, Cl D1
5.156%, 08/28/26 (B)(E)	4,500,000	3,971,250
Nelder Grove CLO, Ser 2014-1A, Cl E
7.386%, 08/28/26 (B)(E)	9,000,000	6,120,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2016

Description	Par Value	Fair Value
Neuberger Berman CLO, Ser 2012-13A, Cl SUB
0.000%, 01/23/24 (B)(C)	$4,274,000	$1,196,720
Neuberger Berman CLO, Ser 2013-15A, Cl SUB
0.000%, 10/15/25 (B)(C)	18,151,850	7,623,777
Neuberger Berman CLO, Ser 2014-16A, Cl SFN
0.000%, 04/15/26 (B)(C)	1,995,000	937,650
Neuberger Berman CLO, Ser 2014-16A, Cl SUB
0.000%, 04/15/26 (B)(C)	29,925,000	9,276,750
Neuberger Berman CLO, Ser 2014-17A, Cl SFN
0.000%, 08/04/25 (B)(C)	341,579	187,868
Neuberger Berman CLO, Ser 2014-17A, Cl SUB
0.000%, 08/04/25 (B)(C)	5,900,000	2,360,000
Newstar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.719%, 07/25/25 (B)(E)	15,000,000	12,180,300
Newstar Clarendon Fund CLO, Ser 2014-1A, Cl E
6.669%, 01/25/27 (B)(E)	23,726,000	18,830,614
Newstar Commercial Loan Funding, Ser 2015-1A, Cl D
6.124%, 01/20/27 (B)(E)	3,625,000	3,263,370
Newstar Trust, Ser 2012-2A, Cl A
2.524%, 01/20/23 (B)(E)	5,000,000	4,993,750
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/23 (B)(C)	18,445,000	4,795,700
OFSI Fund VI, Ser 2014-6A, Cl C
4.272%, 03/20/25 (B)(E)	5,250,000	3,907,575
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.866%, 08/01/24 (B)(E)	4,809,885	4,641,540
Saranac CLO, Ser 2014-2A, Cl E
5.768%, 02/20/25 (B)(E)	6,667,000	4,200,210
Shackleton CLO, Ser 2014-6A, Cl E
5.620%, 07/17/26 (B)(E)	9,000,000	6,118,200
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/26 (B)(C)	23,850,000	7,155,000
Shackleton I CLO, Ser 2012-1A, Cl INC
0.000%, 08/14/23 (B)(C)	23,500,000	8,225,000
TICP CLO, Ser 2014-3A, Cl SUB
0.000%, 01/20/27 (B)(C)	7,000,000	2,870,000
Tricadia CDO, Ser 2006-6X, Cl B2L
6.121%, 11/05/41 (E)	4,005,978	5,327,950
Trinitas CLO, Ser 2014-1A, Cl C
3.422%, 04/15/26 (B)(E)	2,500,000	2,212,500
Trinitas CLO, Ser 2014-1A, Cl D
4.222%, 04/15/26 (B)(E)	4,000,000	3,160,000
Trinitas CLO, Ser 2014-1A, Cl SUB
0.000%, 04/15/26 (B)(C)	16,713,000	7,270,155
Trinitas CLO, Ser 2014-2A, Cl D
4.422%, 07/15/26 (B)(E)	15,054,000	10,838,880
Valhalla CLO, Ser 2004-1A, Cl EIN
0.000%, 08/01/16 (B)(C)	6,500,000	1,430,000
Venture CDO, Ser 2012-10A, Cl F
7.624%, 07/20/22 (B)(E)	5,000,000	4,025,000
Venture CDO, Ser 2012-10A, Cl SUB
0.000%, 07/20/22 (B)(C)	12,312,000	5,540,400
Venture CDO, Ser 2012-11AR, Cl FR
8.368%, 11/14/22 (B)(E)	11,000,000	7,795,590
Venture CDO, Ser 2012-12A, Cl SUB
0.000%, 02/28/24 (B)(C)	46,931,000	20,649,640
Venture XIII CLO, Ser 2013-13A, Cl E
5.935%, 06/10/25 (B)(E)	7,000,000	4,970,000
Venture XIV CLO, Ser 2013-14A, Cl SFN
0.000%, 08/28/25 (B)(C)	1,338,889	669,445
Venture XIV CLO, Ser 2013-14A, Cl SUB
0.000%, 08/28/25 (B)(C)	21,930,000	8,991,300
Venture XV CLO, Ser 2013-15A, Cl SUB
0.000%, 07/15/25 (B)(C)	20,003,000	9,401,410

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2016

Description	Par Value/Shares	Fair Value
Venture XXII CLO, Ser 2016-22A, Cl E
7.371%, 01/15/28 (B)(E)	$8,175,000	$7,357,500
Venture XXII CLO, Ser 2016-22A, Cl F
8.471%, 01/15/28 (B)(E)	5,700,000	4,275,000
Venture XXII CLO, Ser 2016-22A, Cl SUB
0.000%, 01/15/28 (B)(C)	152,060	11,936,710
Zohar CDO, Ser 2007-3A, Cl A2
1.189%, 04/15/19 (B)(E)	90,000,000	18,225,000
Zohar CDO, Ser 2007-3A, Cl A3
1.389%, 04/15/19 (B)(E)	56,000,000	14,560,000

		975,092,888

UNITED STATES — 13.2%
ACAS CLO 2016-1, Ser 2016-1A, Cl D1
9.185%, 04/15/25 (B)(E)	7,000,000	6,706,000
Figueroa CLO, Ser 2014-1A
6.322%, 01/15/27	15,000,000	9,803,700
Fortress Credit Opportunities CLO, Ser 2014-3A, Cl E
6.867%, 04/28/26 (B)(E)	13,000,000	10,921,300
Ivy Hill IV
0.000%, 07/03/21 (C)	85,000,000	61,200,000
NXT Capital CLO, Ser 2012-1A, Cl E
8.120%, 07/20/22 (B)(E)	10,286,000	9,540,265
TICC CLO, Ser 2012-1A
2.375%, 08/25/23	75,000,000	74,727,750

		172,899,015

Total Asset-Backed Securities (Cost $1,466,947,148)		1,227,271,333

REGISTERED INVESTMENT COMPANIES (D) — 1.8%

UNITED STATES — 1.8%
Ares Dynamic Credit Allocation Fund	775,268	10,373,086
Guggenheim Strategic Opportunities Fund	190,010	3,228,270
Neuberger Berman High Yield Strategies Fund	278,511	2,955,001
Stone Harbor Emerging Markets Income Fund	328,459	4,197,706
Western Asset Emerging Markets Income Fund	278,365	2,856,025

Total Registered Investment Companies (Cost $25,321,731)		23,610,088

COMMON STOCK — 0.5%

UNITED STATES — 0.5%
Ares Capital	447,100	6,634,964

Total Common Stock (Cost $6,057,570)		6,634,964

CASH EQUIVALENT — 2.7%

UNITED STATES — 2.7%
SEI Daily Income Trust Prime Obligation Fund, Cl A, 0.290%(F)(G)	34,464,259	34,464,259

Total Cash Equivalent (Cost $34,464,259)		34,464,259

Total Investments — 98.7% (Cost $1,532,790,708) (H)		$1,291,980,644

Percentages based on Limited Partners’ Capital of $1,309,392,091.

Transactions with affiliated funds during the year ended March 31, 2016 are as follows:

	Value of Shares Held as of 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Dividend Income
SEI Daily Income Trust Prime Obligation Fund, Cl A	$34,464,259	$94,552,414	$77,379,945	$—	$21,789

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2016

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2016 was $1,227,271,333 and represented 93.7% of Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2016, the market value of the Rule 144A positions amounted to $960,106,821 or 73.3% of Limited Partners’ Capital.
(C)	Represents equity / residual tranche.
(D)	Closed-End Fund traded on exchange.
(E)	Variable rate security. The rate reported is the rate in effect as of March 31, 2016.
(F)	Rate shown is the 7-day effective yield as of March 31, 2016.
(G)	Investment in affiliated security.
(H)	The aggregate cost of investments for tax purposes was $1,532,790,708. Net unrealized depreciation on investments for tax purposes was $(240,810,064) consisting of $45,036,742 gross unrealized appreciation and $(285,846,806) of gross unrealized depreciation.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,227,271,333	$1,227,271,333
Registered Investment Companies	23,610,088	—	—	23,610,088
Common Stock	6,634,964	—	—	6,634,964
Cash Equivalent	34,464,259	—	—	34,464,259

Total Investments in Securities	$64,709,311	$—	$1,227,271,333	$1,291,980,644

(1)	Of the $1,227,271,333 in Level 3 securities as of March 31, 2016, all were valued via dealer quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of December 31, 2015	$1,292,777,631
Accrued discounts/premiums	3,387,689
Realized gain/(loss)	1,782,582
Change in unrealized appreciation/(depreciation)	(50,398,361)
Proceeds from Sales	(58,500,848)
Purchases	38,222,640

Ending balance as of March 31, 2016	$1,227,271,333

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(50,542,926)

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: May 27, 2016

By (Signature and Title)	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Treasurer

Date: May 27, 2016